Sale of investment in unconsolidated subsidiary	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Sale of investment in unconsolidated subsidiary
Note 15. Sale of investment in unconsolidated subsidiary
On June 24, 2021, the Company disposed of its 4,791,566 Class A common unit interest in Dimension Energy LLC, (“Dimension”), representing approximately 23% of the total outstanding common shares, for approximately $22.3 million, net of a success-based fee described below, resulting in a gain of $20.8 million. Prior to the third-party sale, we had recognized a net loss from our investment in this unconsolidated subsidiary of $0.4 million compared to a gain of $1.4 million recognized in 2020.
On June 29, 2021, the Company made a success-based fee payment in the amount of $1.9 million to two Executive Members of Dimension for entering into voting and support letter agreements and for recommending to all Executive Members of Dimension that they support the purchase agreement and the consummation of the transaction on June 24, 2021.
The sales agreement with Dimension includes an earnout provision which provides the potential to receive an additional contingent consideration of up to approximately $14.0 million through December 2024, based on Dimension achieving certain performance milestones. This potential earnout is calculated each quarter starting January 1, 2022, as $200 times the number of kilowatts constituting each Notice To Proceed (NTP) megawatt (MW) achieved during such quarterly earnout period, provided that no earnout amount is payable in respect to the first 100 NTP MW achieved in any earnout year.
The sales agreement also includes a projects escrow release which is an additional contingent consideration to receive $7 million based on Dimension’s completion of certain construction projects currently in progress. The Company has made an accounting policy election to account for the contingent gains from the earnout provision and projects escrow release only when those amounts become realizable in the periods subsequent to the disposal date.
During 2021, the Company received a $0.2 million escrow release payment, which is included in the gain referred to above.